DISCONTINUED OPERATIONS	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS [Text Block]

4. DISCONTINUED OPERATIONS

In January 2022, the Company entered into to a lease-to-own arrangement with a lessee for certain licenses, land and equipment in Oregon, USA, representing its outdoor growing operation. The lease-to-own arrangement concludes in January 2027 with total undiscounted payments over the term amounting to $2,514,805. The Company determined that the arrangement should be accounted for as a sales-type lease and concluded that it is not probable that all required payments will be made such that title will transfer at the end of the term. As such, in accordance with ASC 842, the land and equipment have not been derecognized and payments received will be recorded as a deposit liability until such time that collectability becomes probable. As at January 31, 2023, $175,000 has been received under the arrangement and has been recorded as a deposit liability.

As a result of non-profitable operations in the Oregon reporting unit, the Company began to wind down operations in Oregon beginning in the year ended January 31, 2021. At January 31, 2021, the Company classified the assets and liabilities in Swell and Megawood as held for sale and completed the sale of these assets in April 2021. By January 31, 2022, the Company made the decision to cease all growing, manufacturing, and processing activities in Bend, Oregon. As the Oregon reporting unit comprises the assets of multiple components in distinct geographic locations, management anticipates completing the sale on a piecemeal basis. Management is engaged in an active program to seek buyers for the major classes of assets and liabilities in Oregon in order to complete a sale in the next twelve months.

On July 20, 2022, the Company sold the remaining Oregon inventory with a book value of $357,540 for proceeds of $357,540.

During the year ended January 31, 2023, net loss from discontinued operations included impairment loss attributable to inventory in Oregon in the amount of $5,851 (2022 - $1,093,308) in order to record inventory at its net realizable value.

During the year ended January 31, 2023, net loss from discontinued operations included impairment of right-of-use assets in Oregon in the amount of $183,745 (2022 - $nil) that the Company concluded had a recoverable amount of $nil.

Prepaid expenses classified as held for sale primarily relates to the renewal of licenses that may be transferred in the event of a sale. Otherwise, prepaid expenses will be expensed within loss from discontinued operations over the next twelve months.

For the year ended January 31, 2023, the Company recorded a provision for expected credit losses on previously recorded management fees receivable of $218,425 (2022 - $111,616).

Long-term debt consists of vehicle loans and a building mortgage. The mortgage began on February 1, 2015 and matures on January 1, 2035 (20 years). The mortgage bears interest at a fixed rate of 4.5% with payments made monthly. The equipment and vehicle loans consist of three loans with maturity dates ranging from June 1, 2021 through May 15, 2023 and interest rates ranging from 5.59% to 19.9% with payments made monthly.

The following table summarizes the major classes of assets and liabilities of the discontinued Oregon operation that have been classified as held-for-sale in the consolidated balance sheets:

	January 31, 2023	January 31, 2022
	$	$
Carrying amounts of the major classes of assets included in discontinued operations:
Receivables	15,522	64,456
Inventory	-	363,391
Prepaid expenses and deposits	84,972	111,617
Deferred tax asset	143,078	152,177
Property and equipment	1,139,517	1,139,517
Right-of-use assets	-	346,987
Total assets classified as held for sale	1,383,089	2,178,145

Carrying amounts of the major classes of liabilities included in discontinued operations:
Lease liabilities	216,298	412,093
Long-term debt	423,968	462,286
Total liabilities classified as held for sale	640,266	874,379

A summary of the Company's major classes of line items constituting net loss from discontinued operations for the years ended January 31, 2023 and 2022 is as follows:

	2023	2022
	$	$
Revenue	357,540	1,128,403
Cost of sales	357,540	1,602,257
Gross loss	-	(473,854)

Expenses (income)
Selling, general and administrative expenses	608,112	638,521
Impairment loss	245,682	1,093,308
Provision for expected credit losses	218,425	111,616
Other income	6,861	(32,231)
Net loss from discontinued operations before income taxes	(1,079,080)	(2,285,068)
Income tax (recovery) expense	(9,249)	42,424
Net loss from discontinued operations after income taxes	(1,088,329)	(2,242,644)

A summary of the Company's cash flows from discontinued operations for the years ended January 31, 2023 and 2022 is as follows:

	2023	2022
	$	$
Net cash used in operating activities of discontinued operations	(71,292)	(1,602,478)
Net cash provided by investing activities of discontinued operations	51,357	1,168,349
Net cash used in financing activities of discontinued operations	(58,032)	(105,360)

4. DISCONTINUED OPERATIONS

As a result of non-profitable operations in the Oregon reporting unit, the Company began to wind down operations in Oregon beginning in the year ended January 31, 2021. At January 31, 2021, the Company classified the assets and liabilities in Swell and Megawood as held for sale and completed the sale of these assets in April 2021. By January 31, 2022, the Company made the decision to cease all growing, manufacturing, and processing activities in Bend, Oregon. As the Oregon reporting unit comprises the assets of multiple components in distinct geographic locations, management anticipates completing the sale on a piecemeal basis. Management is engaged in an active program to seek buyers for the major classes of assets and liabilities in Oregon in order to complete a sale in the next twelve months.

Remaining inventory on hand at January 31, 2021 had an estimated aggregate net realizable value of approximately $1,296,009. For the year ended January 31, 2021, net loss from discontinued operations included impairment of inventory in Oregon in the amount of $1,384,922 in order to report inventory at its net realizable value. Subsequent to January 31, 2021, the Company sold the remaining Oregon inventory on July 20, 2022.

Prepaid expenses classified as held for sale primarily relates to the renewal of licenses that may be transferred in the event of a sale. Otherwise, prepaid expenses will be expensed within loss from discontinued operations over the next twelve months.

For the year ended January 31, 2021, the Company recorded a provision for expected credit losses on previously recorded management fees receivable of $nil.

Long-term debt consists of vehicle loans and a building mortgage. The mortgage began on February 1, 2015 and matures on January 1, 2035 (20 years). The mortgage bears interest at a fixed rate of 4.5% with payments made monthly. The equipment and vehicle loans consist of three loans with maturity dates ranging from June 1, 2021 through May 15, 2023 and interest rates ranging from 5.59% to 19.9% with payments made monthly.

The following table summarizes the major classes of assets and liabilities of the discontinued Oregon operation that have been classified as held-for-sale in the consolidated balance sheet:

January 31, 2021
$
Carrying amounts of the major classes of assets included in discontinued operations:
Receivables	93,855
Inventory	1,296,009
Prepaid expenses and deposits	153,904
Deferred tax asset	109,753
Property and equipment	1,895,572
Right-of-use assets	1,074,930
Intangible assets	182,137
Total assets classified as held for sale	4,806,160
Current portion of assets classified as held for sale	(1,492,826)
Non-current portion of assets classified as held for sale	3,313,334

Carrying amounts of the major classes of liabilities included in discontinued operations:
Lease liabilities	1,217,499
Long-term debt	543,330
Total liabilities classified as held for sale	1,760,829
Current portion of liabilities classified as held for sale	(628,171)
Non-current portion of liabilities classified as held for sale	1,132,658

In connection with the wind-down of operations, the Company concluded that the customer relationship intangible asset held in the Oregon reporting unit had no value and recognized $ nil of impairment. Other expenses for the year ended January 31, 2021 included interest expense of $183,404, acquisition re-organization costs of $1,204,740, and impairment on capital assets of $116,881, offset by other income of $231,212.

The following table provides the major classes of line items constituting pre-tax loss from discontinued operations:

January 31, 2021
$
Revenue	2,661,223
Cost of sales	2,393,417
Gross margin	267,806

Expenses
General and administration	630,691
Provision for expected credit losses	-
Sales, marketing, and promotion	27,933
Operating lease cost	56,650
Depreciation and amortization	378,113
Impairment of inventory	1,384,922
Impairment of intangible asset	-
Other expenses	1,273,813
Net loss from discontinued operations before income taxes	(3,484,316)
Income tax expense	256,260
Net loss from discontinued operations after income taxes	(3,228,056)

The following table summarizes the cash flows from discontinued operations:

January 31, 2021
$
Net cash (used in) provided by operating activities of discontinued operations	241,753
Net cash provided by investing activities of discontinued operations	100,000
Net cash used in financing activities of discontinued operations	(119,914)